Disclosures About Oil and Gas Producing Activities (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Oil And Gas Exploration And Production Industries Disclosures [Abstract]
Analyses of changes in proven reserves

	United States
	Oil (MBbls)	Natural Gas (MMcf)	NGLs (MBbls)
Reserves, December 31, 2013	34,119	3,409,742	—
Extensions, discoveries and additions	34,275	866,513	210
Sales	—	(239,290)	—
Acquisitions	9,381	1,345,964	21,740
Production	(3,409)	(228,517)	—
Revisions	(6,600)	(323,218)	43
Reserves, December 31, 2014	67,766	4,831,194	21,993
Extensions, discoveries and additions	166	17,415	3
Sales	—	—	—
Acquisitions	—	—	—
Production	(3,533)	(268,954)	—
Revisions	(42,224)	(2,243,375)	(12,156)
Reserves, December 31, 2015	22,175	2,336,280	9,840
Extensions, discoveries and additions	3,519	251,634	530
Sales	—	—	—
Acquisitions	—	—	—
Production	(2,912)	(264,278)	—
Revisions	(1,307)	(2,023)	(467)
Reserves, December 31, 2016	21,475	2,321,613	9,903

	United States
	Oil (MBbls)	Natural Gas (MMcf)	NGLs (MBbls)
Proved:
Developed	20,566	1,777,267	—
Undeveloped	13,553	1,632,475	—
Total Proved — 2013	34,119	3,409,742	—
Developed	28,481	2,245,004	9,118
Undeveloped	39,285	2,586,190	12,875
Total Proved — 2014	67,766	4,831,194	21,993
Developed	22,175	2,336,280	9,840
Undeveloped	—	—	—
Total Proved — 2015	22,175	2,336,280	9,840
Developed	21,475	2,321,613	9,903
Undeveloped	—	—	—
Total Proved — 2016	21,475	2,321,613	9,903

Standardized measure

	As of December 31,
	2016	2015	2014
Future cash inflows	$5,812,234	$6,312,095	$27,331,391
Future production costs	(2,665,082)	(3,006,265)	(8,627,657)
Future development costs	(355,923)	(358,848)	(3,859,385)
Future income taxes	—	—	(3,898,355)
Future net cash flows	2,791,229	2,946,982	10,945,994
Discount at 10%	(1,100,283)	(1,081,333)	(5,712,511)
Standardized measure of discounted future net cash flows	$1,690,946	$1,865,649	$5,233,483

Summary of changes in the standardized measure of discounted future net cash flows

	December 31,
	2016	2015	2014
Standardized measure, beginning	$1,865,649	$5,233,483	$3,187,969
Net revisions of previous quantity estimates	(9,623)	(2,126,998)	(603,795)
Extensions, discoveries and other changes	209,603	15,254	1,787,643
Sales of reserves in place	—	—	(398,506)
Acquisition of reserves	—	—	2,552,491
Changes in future development costs	11,556	1,618,068	(1,013,652)
Sales of oil and gas, net of production costs	(454,725)	(550,879)	(949,389)
Net change in prices and production costs	(72,939)	(6,996,416)	1,010,052
Development costs incurred during the period that reduce future development costs	22,523	548,112	342,987
Accretion of discount	186,565	709,736	413,177
Net changes in production rates and other	(67,663)	1,551,413	(175,419)
Net change in income taxes	—	1,863,876	(920,075)
Aggregate changes	(174,703)	(3,367,834)	2,045,514
Standardized measure, ending	$1,690,946	$1,865,649	$5,233,483

Costs incurred in oil and gas exploration and development activities

	Years Ended December 31,
	2016	2015	2014
United States
Property Acquisitions:
Unproved	$983	$13,845	$26,106
Proved	—	—	895,179
Exploration*	224,277	18,164	197,664
Development	44,300	461,458	382,984
Total	$269,560	$493,467	$1,501,933

*	Exploration costs (as defined in Regulation S-X) includes costs spent on development of unproved reserves in the Pinedale Field.

Results of operations for oil and gas producing activities

F.    RESULTS OF OPERATIONS FOR OIL AND GAS PRODUCING ACTIVITIES:

	Years Ended December 31,
	2016	2015	2014
United States
Oil and gas revenue	$721,091	$839,111	$1,230,020
Production expenses	(266,366)	(288,231)	(280,631)
Depletion and depreciation	(125,121)	(401,200)	(292,951)
Ceiling test and other impairments	—	(3,144,899)	—
Income tax benefit (expense)	83,112	(9,841)	3,736
Total	$412,716	$(3,005,060)	$660,174

Capitalized Costs Relating to Oil and Gas Producing Activities

G.    CAPITALIZED COSTS RELATING TO OIL AND GAS PRODUCING ACTIVITIES:

	December 31,
	2016	2015
Proven Properties:
Acquisition, equipment, exploration, drilling and environmental costs	$10,752,642	$10,480,165
Less: accumulated depletion, depreciation and amortization	(9,742,176)	(9,629,020)
	1,010,466	851,145
Unproven Properties:
	$1,010,466	$851,145